Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Land and land improvements	$ 1,089,675	$ 974,622
Mineral reserves and interests	2,506,817	1,162,289
Buildings	162,098	154,564
Machinery and equipment	4,357,705	4,006,619
Construction in progress	178,668	199,973
Gross property, plant and equipment	8,294,963	6,498,067
Less: Accumulated depreciation, depletion and amortization	(3,137,734)	(2,905,254)
Total	$ 5,157,229	$ 3,592,813